SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SHORT-TERM LOANS
Short term loans	¥ 150,000	¥ 397,576	$ 21,748
Variable rate basis	London InterBank Offered Rate
Short-term bank borrowings, one
SHORT-TERM LOANS
Short term loans | $			$ 38,850	$ 38,850
Basis spread on variable rate (as a percent)		3.00%
Short-term bank borrowings, two
SHORT-TERM LOANS
Short term loans | ¥	¥ 150,000	¥ 150,000
Fixed interest rate (as a percent)		4.05%		4.05%
Weighted average interest rate (as a percent)	3.30%	3.46%	3.30%	3.46%